CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities:
Loss	$ (30,445)	$ (26,206)	$ (19,115)
Adjustments to the profit or loss items:
Depreciation	1,302	1,792	2,395
Amortization of intangible assets	932	935	374
Share-based compensation	2,609	4,097	1,578
Pre-funded warrants issuance expenses	0	211	0
Net financing expenses (income)	(884)	967	(2,414)
Decrease (increase) in accrued bank interest	11	64
Loss from derecognition of property, plant and equipment	121	0	12
Taxes on income	13	32	24
Adjustments to the profit or loss items	4,104	8,098	1,969
Changes in asset and liability items:
Decrease (increase) in trade receivables	(59)	(150)	88
Decrease (increase) in other receivables	653	(1,300)	(1,250)
Increase in inventories	(92)	(0)	0
Increase in long term deposits	(16)	(0)	(10)
Increase (decrease) in trade payables	625	(29)	(122)
Increase (decrease) in employees and payroll accruals	127	456	(33)
Increase (decrease) in other payables	290	(87)	375
Increase (decrease) in deferred revenues and other advances	128	(339)	(45)
Changes in asset and liability items	1,656	(1,449)	(997)
Cash received (paid) during the year for:
Interest received	297	294	803
Interest paid	(315)	(238)	(302)
Taxes paid	(13)	(13)	(24)
Net cash used in operating activities	(24,716)	(19,514)	(17,666)
Cash flows from investing activities:
Purchase of property, plant and equipment	(847)	(682)	(900)
Proceeds from sale of marketable securities	4,395	2,097	27,084
Purchase of marketable securities	(23,114)	0	(1,637)
Withdrawal from (investment in) bank deposits, net	(1,000)	8,000	12,592
Net cash provided by investing activities	(20,566)	9,415	37,139
Cash flows from financing activities:
Proceeds from issuance of ordinary shares, net of issuance expenses	29,582	18,658	0
Proceeds from issuance of pre-funded warrants	0	1,989	0
Proceeds from issuance of subsidiary's ordinary shares to non-controlling interests	0	0	10,000
Proceeds from advances for pre-funded warrants	0	9	0
Proceeds from exercise of options	484	59	0
Repayment of lease liability	(580)	(639)	(597)
Proceeds from government grants	824	320	493
Repayment of government grants	(34)	(22)	(590)
Net cash provided by financing activities	30,276	20,374	9,306
Exchange rate differences - cash and cash equivalent balances	1,102	1,206	159
Increase (decrease) in cash and cash equivalents	(13,904)	11,481	28,938
Cash and cash equivalents beginning of the period	46,229	34,748	5,810
Cash and cash equivalents end of the period	32,325	46,229	34,748
Significant non-cash activities
Acquisition of property, plant and equipment	32	57	216
Increase (decrease) of right-of-use asset recognized with corresponding lease liability	841	(41)	3,437
Exercise of options	0	57	0
Acquisition of intangible assets	0	0	17,448
Exercise of pre-funded warrants	$ 4,365	$ 0	$ 0